UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Penn Mutual AM Strategic Income Fund
(Formerly, Penn Mutual AM Unconstrained Bond Fund*)
a series of The Advisors’ Inner Circle Fund III

The registrant was not entitled to vote on any shareholder matters relating to a portfolio security held by the
Penn Mutual AM Strategic Income Fund during the period covered by this report.

* Fund commenced operations July 2, 2018.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019